U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and Address of Issuer:

         Variable Annuity 1 Series Account of
         Great-West Life & Annuity Insurance Company
         8515 E. Orchard Road
         Greenwood Village, Colorado  80111

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |_| N/A

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3. Investment Company Act File Number: 811-07549

         Securities Act File Number:     333-01153
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4(a). Last day of fiscal year for which this notice is filed:

         December 31, 2004
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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

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4(c). |_| Check box if this is the last time the issuer will be filing this Form

5. Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                    $   204,340,275
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          (ii) Aggregate price of securities redeemed or repurchased during the
               fiscal year:                         $   218,164,070
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         (iii) Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ended no
               earlier than October 11, 1995 that were not
               previously used to reduce registration fees payable
               to the Commission:                   $    19,950,578
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          (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]

                                                    $   238,114,648
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          (v)  Net sales ---- if Item 5(i) is greater than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]: $ 0 --------------
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          (vi) Redemption credits available for use in future years $ 33,774,373. ----if Item 5(i) is less than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:
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         (vii) Multiplier for determining registration fee (see Instruction C.
              9):                                   X   0.0001177
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         (viii) Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):$     0
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A
         .

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                + $               0            .
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8.        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                = $                0          .
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9. Date the registration fee an any interest payment was sent to the Commission's lockbox depository

                  Method of Delivery:

                                    |_| Wire Transfer
                                    |_| Mail or other means

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                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title)*      /s/ Graham McDonald
                                ------------------------------------------------
                                Graham McDonald, Senior Vice President
                                Corporate Finance & Investment Operations

Date   March 9, 2005

*Please print the name and title of the signing officer below the signature.